                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8314

                            Schwab Annuity Portfolios
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                            Schwab Annuity Portfolios
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB ANNUITY PORTFOLIOS

SCHWAB S&P 500 INDEX PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                     117,420        157,178

  0.2%  SHORT-TERM                                           405            405
        INVESTMENT
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                117,825        157,582

  1.0%  COLLATERAL INVESTED
        FPR SECURITIES ON                                  1,595          1,595
        LOAN

(0.4)%  OTHER ASSETS AND                                                   (670)
        LIABILITIES
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      158,507

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.2% of net assets

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                     400               6
Ford Motor Co.                                            26,412             210
General Motors Corp. (b)                                   6,277             134
Goodyear Tire & Rubber Co. (b)*                            2,500              36
Harley-Davidson, Inc.                                      3,800             197
Johnson Controls, Inc.                                     2,600             197
                                                                     -----------
                                                                             780
BANKS 7.3%
--------------------------------------------------------------------------------
AmSouth Bancorp                                            4,153             112
Bank of America Corp.                                     62,601           2,851
BB&T Corp.                                                 6,870             269
Comerica, Inc.                                             2,330             135
Compass Bancshares, Inc.                                   1,610              81
Countrywide Financial Corp.                                8,000             294
Fannie Mae                                                13,040             670
Fifth Third Bancorp                                        7,405             291
First Horizon National Corp.                               1,400              58
Freddie Mac                                                9,310             568
Golden West Financial Corp.                                3,500             238
Huntington Bancshares, Inc.                                3,256              79
KeyCorp.                                                   5,900             217
M&T Bank Corp.                                               931             106
Marshall & Ilsley Corp.                                    2,738             119
MGIC Investment Corp.                                        733              49
National City Corp.                                        7,500             262
North Fork Bancorp, Inc.                                   6,200             179
PNC Financial Services Group, Inc.                         4,070             274
Regions Financial Corp.                                    6,127             216
Sovereign Bancorp, Inc.                                    3,434              75
SunTrust Banks, Inc.                                       4,800             349
Synovus Financial Corp.                                    4,300             117
U.S. Bancorp                                              24,320             742
Wachovia Corp.                                            21,057           1,180
Washington Mutual, Inc.                                   13,345             569
Wells Fargo & Co.                                         22,479           1,436
Zions Bancorp                                              1,200              99
                                                                     -----------
                                                                          11,635
CAPITAL GOODS 8.9%
--------------------------------------------------------------------------------
3M Co.                                                    10,240             775
American Power Conversion Corp.                            2,025              47
American Standard Cos., Inc.                               2,400             103
Caterpillar, Inc.                                          9,200             661
Cooper Industries Ltd., Class A                            1,300             113
Cummins, Inc.                                                600              63
Danaher Corp.                                              3,326             211
Deere & Co.                                                3,300             261
Dover Corp.                                                2,800             136
Eaton Corp.                                                1,740             127
Emerson Electric Co.                                       5,900             493
Fluor Corp.                                                1,100              94
General Dynamics Corp.                                     5,540             355
General Electric Co.                                     139,769           4,861
Goodrich Corp.                                             1,660              72
Honeywell International, Inc.                             11,937             511
Illinois Tool Works, Inc. (b)                              2,922             281
Ingersoll-Rand Co., Class A                                4,400             184
ITT Industries, Inc.                                       2,480             139
L-3 Communications Holdings, Inc.                          1,500             129
Lockheed Martin Corp.                                      5,170             388
Masco Corp.                                                5,710             186
Navistar International Corp. *                             1,000              28
Northrop Grumman Corp.                                     5,114             349
Paccar, Inc.                                               1,864             131
Pall Corp.                                                 1,400              44

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Parker Hannifin Corp.                                      1,650             133
Raytheon Co.                                               6,280             288
Rockwell Automation, Inc.                                  2,550             183
Rockwell Collins, Inc. (b)                                 2,500             141
Textron, Inc.                                              1,900             178
The Boeing Co.                                            10,896             849
Tyco International Ltd.                                   27,129             729
United Technologies Corp.                                 14,200             823
W.W. Grainger, Inc.                                        1,100              83
                                                                     -----------
                                                                          14,149
COMMERCIAL SERVICES & SUPPLIES 0.8%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                              525               6
Apollo Group, Inc., Class A (b)*                           1,327              70
Avery Dennison Corp.                                       1,300              76
Cendant Corp.                                             13,602             236
Cintas Corp.                                               1,157              49
Equifax, Inc.                                              2,000              75
H&R Block, Inc.                                            4,200              91
Monster Worldwide, Inc. *                                  1,704              85
Pitney Bowes, Inc.                                         3,000             129
R.R. Donnelley & Sons Co.                                  2,960              97
Robert Half International, Inc.                            1,550              60
Waste Management, Inc.                                     7,857             277
                                                                     -----------
                                                                           1,251
CONSUMER DURABLES & APPAREL 1.3%
--------------------------------------------------------------------------------
Black & Decker Corp.                                       1,210             105
Brunswick Corp.                                            1,200              47
Centex Corp.                                               1,600              99
Coach, Inc. *                                              5,100             176
D.R. Horton, Inc.                                          3,600             120
Eastman Kodak Co.                                          3,155              90
Fortune Brands, Inc.                                       1,607             130
Harman International Industries, Inc.                        800              89
Hasbro, Inc.                                               2,525              53
Jones Apparel Group, Inc.                                  1,500              53
KB Home                                                      960              62
Leggett & Platt, Inc.                                      2,300              56
Lennar Corp., Class A                                      1,800             109
Liz Claiborne, Inc.                                          997              41
Mattel, Inc.                                               5,300              96
Maytag Corp.                                               1,120              24
Newell Rubbermaid, Inc.                                    3,924              99
Nike, Inc., Class B                                        2,660             226
Pulte Homes, Inc.                                          2,800             108
Snap-On, Inc.                                                800              30
The Stanley Works                                            391              20
VF Corp.                                                   1,110              63
Whirlpool Corp.                                              900              82
                                                                     -----------
                                                                           1,978
CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Carnival Corp.                                             5,222             247
Darden Restaurants, Inc.                                   2,090              86
Harrah's Entertainment, Inc.                               2,400             187
Hilton Hotels Corp.                                        4,410             112
International Game Technology                              4,700             166
Marriott International, Inc., Class A                      1,756             121
McDonald's Corp.                                          17,500             601
Starbucks Corp. *                                         10,520             396
Starwood Hotels & Resorts Worldwide, Inc. *                2,900             196
Wendy's International, Inc.                                1,500              93
YUM! Brands, Inc.                                          3,700             181
                                                                     -----------
                                                                           2,386
DIVERSIFIED FINANCIALS 8.0%
--------------------------------------------------------------------------------
American Express Co.                                      17,260             907
Ameriprise Financial, Inc.                                 3,278             148
Capital One Financial Corp.                                3,980             320
CIT Group, Inc.                                            2,900             155
Citigroup, Inc.                                           67,982           3,211
E*TRADE Financial Corp. *                                  5,160             139
Federated Investors, Inc., Class B                         1,500              58
Franklin Resources, Inc.                                   2,100             198
Goldman Sachs Group, Inc.                                  6,007             943
Janus Capital Group, Inc.                                  1,941              45
JPMorgan Chase & Co.                                      47,405           1,974
Lehman Brothers Holdings, Inc.                             3,650             527
Mellon Financial Corp.                                     6,000             214
Merrill Lynch & Co., Inc.                                 12,480             983
Moody's Corp.                                              3,480             249
Morgan Stanley                                            14,967             940
Northern Trust Corp.                                       2,870             151
SLM Corp.                                                  5,600             291
State Street Corp.                                         4,800             290
T. Rowe Price Group, Inc.                                  1,700             133
The Bank of New York Co., Inc.                            10,900             393
The Bear Stearns Cos., Inc.                                1,512             210
The Charles Schwab Corp. (a)                              14,146             243
                                                                     -----------
                                                                          12,722
ENERGY 9.6%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                           870             124
Anadarko Petroleum Corp.                                   3,247             328
Apache Corp.                                               4,008             263
Baker Hughes, Inc.                                         4,700             321
BJ Services Co.                                            4,300             149

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Burlington Resources, Inc.                                 5,094             468
Chesapeake Energy Corp.                                    4,800             151
ChevronTexaco Corp.                                       29,528           1,712
ConocoPhillips                                            18,588           1,174
Devon Energy Corp.                                         6,263             383
El Paso Corp.                                              6,441              78
EOG Resources, Inc. (b)                                    3,214             231
Exxon Mobil Corp.                                         82,888           5,045
Halliburton Co.                                            6,910             505
Kerr-McGee Corp.                                           1,576             150
Kinder Morgan, Inc.                                        1,350             124
Marathon Oil Corp.                                         5,032             383
Murphy Oil Corp.                                           1,632              81
Nabors Industries Ltd. *                                   2,000             143
National-Oilwell Varco, Inc. *                             1,893             121
Noble Corp.                                                1,800             146
Occidental Petroleum Corp.                                 5,500             510
Rowan Cos., Inc.                                           1,400              62
Schlumberger Ltd.                                          8,170           1,034
Sunoco, Inc.                                               1,940             150
Transocean, Inc. *                                         4,033             324
Valero Energy Corp.                                        8,560             512
Weatherford International, Ltd. *                          3,480             159
Williams Cos., Inc.                                        7,900             169
XTO Energy, Inc.                                           4,229             184
                                                                     -----------
                                                                          15,184
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Albertson's, Inc.                                          4,975             128
Costco Wholesale Corp.                                     6,500             352
CVS Corp.                                                 10,900             326
Kroger Co. *                                              10,200             208
Safeway, Inc.                                              6,200             156
Supervalu, Inc.                                            1,830              56
Sysco Corp.                                                8,300             266
Wal-Mart Stores, Inc.                                     33,620           1,588
Walgreen Co.                                              12,975             560
Whole Foods Market, Inc.                                   1,000              66
                                                                     -----------
                                                                           3,706
FOOD, BEVERAGE & TOBACCO 4.4%
--------------------------------------------------------------------------------
Altria Group, Inc.                                        28,110           1,992
Anheuser-Busch Cos., Inc.                                  9,783             418
Archer-Daniels-Midland Co.                                 9,300             313
Brown-Forman Corp., Class B                                1,204              93
Campbell Soup Co.                                          2,300              75
Coca-Cola Enterprises, Inc.                                4,000              81
ConAgra Foods, Inc.                                        6,770             145
Constellation Brands, Inc., Class A *                      2,300              58
General Mills, Inc.                                        4,880             247
H.J. Heinz Co.                                             4,510             171
Kellogg Co.                                                3,400             150
McCormick & Co., Inc.                                      1,700              58
Molson Coors Brewing Co., Class B                            339              23
PepsiCo, Inc.                                             22,470           1,299
Reynolds American, Inc.                                    1,028             108
Sara Lee Corp.                                            10,600             190
The Coca-Cola Co.                                         28,022           1,173
The Hershey Co.                                            2,244             117
The Pepsi Bottling Group, Inc.                             1,902              58
Tyson Foods, Inc., Class A                                 1,186              16
UST, Inc.                                                  2,200              92
Wm. Wrigley Jr. Co.                                        1,929             123
                                                                     -----------
                                                                           7,000
HEALTH CARE EQUIPMENT & SERVICES 4.9%
--------------------------------------------------------------------------------
Aetna, Inc.                                                8,140             400
AmerisourceBergen Corp.                                    3,120             151
Barr Pharmaceuticals, Inc. *                               1,400              88
Bausch & Lomb, Inc.                                          800              51
Baxter International, Inc.                                 8,690             337
Becton Dickinson & Co.                                     3,600             222
Biomet, Inc.                                               2,507              89
Boston Scientific Corp. *                                  7,531             174
C.R. Bard, Inc.                                            1,520             103
Cardinal Health, Inc.                                      5,965             445
Caremark Rx, Inc. *                                        5,733             282
CIGNA Corp.                                                1,860             243
Coventry Health Care, Inc. *                               2,350             127
Express Scripts, Inc. *                                    2,040             179
Fisher Scientific International, Inc. *                    1,605             109
Guidant Corp.                                              4,500             351
HCA, Inc.                                                  4,890             224
Health Management Associates, Inc., Class A                1,870              40
Hospira, Inc. *                                            2,400              95
Humana, Inc. *                                             2,100             111
IMS Health, Inc.                                           3,300              85
Laboratory Corp. of America Holdings *                     1,504              88
Manor Care, Inc.                                             387              17
McKesson Corp.                                             4,296             224
Medco Health Solutions, Inc. *                             3,888             222
Medtronic, Inc.                                           15,709             797
Millipore Corp. *                                            700              51
Patterson Cos., Inc. *                                       980              35

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PerkinElmer, Inc.                                          1,700              40
Quest Diagnostics                                          2,260             116
Stryker Corp.                                              3,900             173
Tenet Healthcare Corp. *                                   6,500              48
Thermo Electron Corp. *                                    1,380              51
UnitedHealth Group, Inc.                                  17,530             979
Waters Corp. *                                             1,400              60
WellPoint, Inc. *                                          8,472             656
Zimmer Holdings, Inc. *                                    3,184             215
                                                                     -----------
                                                                           7,678
HOUSEHOLD & PERSONAL PRODUCTS 2.4%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                1,000              44
Avon Products, Inc.                                        5,116             160
Clorox Co.                                                 2,100             126
Colgate-Palmolive Co.                                      6,900             394
Kimberly-Clark Corp.                                       5,706             330
Procter & Gamble Co.                                      44,903           2,587
St. Jude Medical, Inc. *                                   4,204             172
The Estee Lauder Cos., Inc., Class A                       1,500              56
                                                                     -----------
                                                                           3,869
INSURANCE 4.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                   3,900             203
AFLAC, Inc.                                                7,010             316
AMBAC Financial Group, Inc.                                1,392             111
American International Group, Inc.                        35,238           2,329
AON Corp.                                                  4,550             189
Chubb Corp.                                                2,780             265
Cincinnati Financial Corp.                                 2,335              98
Genworth Financial, Inc., Class A                          5,000             167
Hartford Financial Services Group, Inc.                    4,130             333
Jefferson-Pilot Corp.                                      1,850             103
Lincoln National Corp.                                     2,400             131
Loews Corp.                                                1,880             190
Marsh & McLennan Cos., Inc.                                7,200             211
MBIA, Inc.                                                 1,750             105
Metlife, Inc.                                             10,507             508
Principal Financial Group, Inc.                            3,874             189
Prudential Financial, Inc.                                 6,800             516
Safeco Corp.                                               1,900              95
The Allstate Corp.                                         9,230             481
The Progressive Corp.                                      2,550             266
The St. Paul Travelers Cos., Inc.                          9,399             393
Torchmark Corp.                                            1,500              86
UnumProvident Corp.                                        4,276              88
XL Capital Ltd., Class A                                   1,900             122
                                                                     -----------
                                                                           7,495
MATERIALS 3.0%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             2,969             202
Alcoa, Inc.                                               11,640             357
Allegheny Technologies, Inc.                                 739              47
Ashland, Inc.                                                869              64
Ball Corp.                                                 1,369              61
Bemis Co.                                                  1,369              44
E.I. du Pont de Nemours & Co.                             12,382             524
Eastman Chemical Co.                                         969              51
Ecolab, Inc.                                               2,573              99
Engelhard Corp.                                              941              38
Freeport-McMoran Copper & Gold, Inc., Class B *            2,369             143
Hercules, Inc. *                                             669              10
International Flavors & Fragrances, Inc.                     969              34
International Paper Co.                                    6,466             225
Louisiana-Pacific Corp.                                    1,529              42
MeadWestvaco Corp.                                         2,518              70
Monsanto Co.                                               3,693             316
Newmont Mining Corp.                                       5,414             283
Nucor Corp.                                                2,169             231
Pactiv Corp. *                                             1,769              44
Phelps Dodge Corp.                                         2,659             217
PPG Industries, Inc.                                       2,269             146
Praxair, Inc.                                              4,133             230
Rohm & Haas Co.                                            2,074             103
Sealed Air Corp.                                           1,183              70
Sigma-Aldrich Corp.                                          610              42
Temple-Inland, Inc.                                        1,569              71
The Dow Chemical Co.                                      12,973             528
Tronox, Inc., Class B *                                      286               5
United States Steel Corp.                                  1,469              91
Vulcan Materials Co.                                       1,469             130
Weyerhaeuser Co.                                           3,269             239
                                                                     -----------
                                                                           4,757
MEDIA 3.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        10,980             263
Clear Channel Communications, Inc.                         5,956             173
Comcast Corp., Class A *                                  27,726             725
Dow Jones & Co., Inc.                                        800              31
Gannett Co., Inc.                                          3,160             189
Interpublic Group of Cos., Inc. *                          4,900              47
Knight-Ridder, Inc.                                          800              51
Live Nation, Inc. *                                           57               1
McGraw-Hill Cos., Inc.                                     5,400             311
Meredith Corp.                                               500              28
New York Times Co., Class A (b)                            1,900              48

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
News Corp., Inc., Class A                                 30,574             508
Omnicom Group, Inc.                                        2,600             217
The E.W. Scripps Co., Class A                              1,000              45
The Walt Disney Co.                                       26,870             749
Time Warner, Inc.                                         62,581           1,051
Tribune Co.                                                3,400              93
Univision Communications, Inc., Class A *                  3,025             104
Viacom, Inc., Class B *                                   10,380             403
                                                                     -----------
                                                                           5,037
PHARMACEUTICALS & BIOTECHNOLOGY 7.8%
--------------------------------------------------------------------------------
Abbott Laboratories                                       20,680             878
Allergan, Inc.                                             1,880             204
Amgen, Inc. *                                             15,754           1,146
Applied Biosystems Group -- Applera Corp.                  2,800              76
Biogen Idec, Inc. *                                        4,700             221
Bristol-Myers Squibb Co.                                  26,510             653
Chiron Corp. *                                             1,500              69
Eli Lilly & Co.                                           15,320             847
Forest Laboratories, Inc. (b)*                             3,720             166
Genzyme Corp. *                                            3,500             235
Gilead Sciences, Inc. *                                    6,000             373
Johnson & Johnson                                         40,098           2,375
King Pharmaceuticals, Inc. *                               3,466              60
MedImmune, Inc. *                                          3,400             125
Merck & Co., Inc.                                         30,350           1,069
Mylan Laboratories, Inc.                                   3,091              72
Pfizer, Inc.                                              99,951           2,491
Schering-Plough Corp.                                     19,990             380
Watson Pharmaceuticals, Inc. *                             1,500              43
Wyeth                                                     17,870             867
                                                                     -----------
                                                                          12,350
REAL ESTATE 0.8%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A             1,300              61
Archstone-Smith Trust                                      2,700             132
Equity Office Properties Trust                             5,600             188
Equity Residential                                         4,000             187
Plum Creek Timber Co., Inc.                                2,560              94
ProLogis                                                   2,600             139
Public Storage, Inc.                                       1,100              89
Simon Property Group, Inc.                                 2,400             202
Vornado Realty Trust                                       1,600             154
                                                                     -----------
                                                                           1,246
RETAILING 3.8%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         3,000             109
AutoNation, Inc. *                                         2,400              52
AutoZone, Inc. *                                             700              70
Bed, Bath & Beyond, Inc. *                                 3,016             116
Best Buy Co., Inc.                                         5,475             306
Big Lots, Inc. *                                           1,400              20
Circuit City Stores, Inc.                                  1,174              29
Dillards, Inc., Class A                                      600              16
Dollar General Corp.                                       4,263              75
eBay, Inc. *                                              15,688             613
Family Dollar Stores, Inc.                                 2,000              53
Federated Department Stores, Inc.                          3,411             249
Genuine Parts Co.                                          2,500             110
Home Depot, Inc.                                          28,450           1,203
J.C. Penney Co., Inc. Holding Co.                          3,100             187
Kohl's Corp. *                                             4,610             244
Limited Brands, Inc.                                       3,908              96
Lowe's Cos., Inc.                                         10,530             679
Nordstrom, Inc.                                            3,250             127
Office Depot, Inc. *                                       4,100             153
OfficeMax, Inc.                                              900              27
RadioShack Corp.                                             259               5
Sears Holdings Corp. *                                     1,275             169
Staples, Inc.                                              9,850             251
Target Corp.                                              12,000             624
The Gap, Inc.                                              8,162             152
The Sherwin-Williams Co.                                   1,133              56
Tiffany & Co.                                              1,126              42
TJX Cos., Inc.                                             6,310             157
                                                                     -----------
                                                                           5,990
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             5,530             183
Altera Corp. *                                             4,880             101
Analog Devices, Inc.                                       5,200             199
Applied Materials, Inc.                                   23,100             404
Applied Micro Circuits Corp. *                               782               3
Broadcom Corp., Class A *                                  6,165             266
Freescale Semiconductor, Inc., Class B *                   5,566             155
Intel Corp.                                               77,871           1,507
KLA-Tencor Corp.                                           2,700             131
Linear Technology Corp.                                    4,400             154
LSI Logic Corp. *                                          5,410              63
Maxim Integrated Products, Inc.                            4,500             167
Micron Technology, Inc. *                                  8,800             129
National Semiconductor Corp.                               5,000             139
Novellus Systems, Inc. *                                   1,900              46
Nvidia Corp. *                                             2,400             137

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PMC -- Sierra, Inc. *                                      3,390              42
Teradyne, Inc. *                                           2,100              33
Texas Instruments, Inc.                                   22,580             733
Xilinx, Inc. (b)                                           4,400             112
                                                                     -----------
                                                                           4,704
SOFTWARE & SERVICES 5.5%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                      6,500             227
Affiliated Computer Services, Inc., Class A *              1,591              95
Autodesk, Inc. *                                           3,320             128
Automatic Data Processing, Inc.                            7,173             328
BMC Software, Inc. *                                       3,200              69
CA, Inc. (b)                                               6,444             175
Citrix Systems, Inc. *                                     2,360              89
Computer Sciences Corp. *                                  2,700             150
Compuware Corp. *                                          5,150              40
Convergys Corp. *                                          1,354              25
Electronic Arts, Inc. *                                    4,058             222
Electronic Data Systems Corp.                              7,220             194
First Data Corp.                                           9,959             466
Fiserv, Inc. *                                             2,700             115
Google, Inc., Class A *                                    2,727           1,057
Intuit, Inc. *                                             2,520             134
Microsoft Corp.                                          120,390           3,276
Novell, Inc. *                                             5,200              40
Oracle Corp. *                                            50,690             694
Parametric Technology Corp. *                              2,484              41
Paychex, Inc.                                              4,450             185
Sabre Holdings Corp., Class A                              1,883              44
Symantec Corp. *                                          15,341             258
Unisys Corp. *                                             4,700              32
VeriSign, Inc. *                                           2,025              49
Yahoo! Inc. *                                             16,600             536
                                                                     -----------
                                                                           8,669
TECHNOLOGY HARDWARE & EQUIPMENT 7.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                               971              25
Agilent Technologies, Inc. *                               5,867             220
Andrew Corp. *                                             1,450              18
Apple Computer, Inc. *                                    11,500             721
Avaya, Inc. *                                              5,632              64
CIENA Corp. *                                              6,700              35
Cisco Systems, Inc. *                                     83,260           1,804
Comverse Technology, Inc. *                                2,700              64
Corning, Inc. *                                           20,650             556
Dell, Inc. *                                              30,772             916
EMC Corp. *                                               32,222             439
Gateway, Inc. *                                            1,000               2
Hewlett-Packard Co.                                       39,083           1,286
International Business Machines Corp.                     21,445           1,769
Jabil Circuit, Inc. *                                      2,727             117
JDS Uniphase Corp. *                                      20,155              84
Lexmark International, Inc., Class A *                     1,600              73
Lucent Technologies, Inc. *                               60,295             184
Molex, Inc.                                                2,300              76
Motorola, Inc.                                            34,235             784
NCR Corp. *                                                2,800             117
Network Appliance, Inc. *                                  4,800             173
QLogic Corp. *                                             2,590              50
Qualcomm, Inc.                                            22,590           1,143
Sanmina -- SCI Corp. *                                     7,400              30
Solectron Corp. *                                         13,490              54
Sun Microsystems, Inc. *                                  45,800             235
Symbol Technologies, Inc.                                  2,212              23
Xerox Corp. *                                             13,600             207
                                                                     -----------
                                                                          11,269
TELECOMMUNICATION SERVICES 3.4%
--------------------------------------------------------------------------------
Alltel Corp.                                               5,160             334
AT&T Corp.                                                52,651           1,424
BellSouth Corp.                                           24,340             844
CenturyTel, Inc.                                           1,900              74
Citizens Communications Co.                                4,718              63
Qwest Communications International, Inc. *                21,216             144
Sprint Corp. (FON GROUP)                                  40,649           1,050
Tektronix, Inc.                                            1,100              39
Tellabs, Inc. (b)*                                         6,230              99
Verizon Communications, Inc.                              38,350           1,306
                                                                     -----------
                                                                           5,377
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         5,030             419
CSX Corp.                                                  3,010             180
FedEx Corp.                                                4,220             477
Norfolk Southern Corp.                                     5,600             303
Ryder Systems, Inc.                                          900              40
Southwest Airlines Co.                                     7,886             142
Union Pacific Corp.                                        3,570             333
United Parcel Service, Inc., Class B                      14,715           1,168
                                                                     -----------
                                                                           3,062
UTILITIES 3.1%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   2,241              76
Ameren Corp.                                               2,700             134
American Electric Power Co., Inc.                          5,470             186

SCHWAB S&P 500 INDEX PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
CenterPoint Energy, Inc.                                   4,150              49
Cinergy Corp.                                              2,600             118
CMS Energy Corp. *                                         2,960              38
Consolidated Edison, Inc.                                  3,300             144
Constellation Energy Group, Inc.                           2,500             137
Dominion Resources, Inc.                                   4,680             323
DTE Energy Co.                                             2,400              96
Duke Energy Corp. *                                       11,507             335
Dynegy, Inc., Class A *                                    4,200              20
Edison International                                       4,700             194
Entergy Corp.                                              2,377             164
Exelon Corp.                                               8,990             476
FirstEnergy Corp.                                          4,588             224
FPL Group, Inc.                                            5,400             217
KeySpan Corp.                                              2,300              94
Nicor, Inc. (b)                                              510              20
NiSource, Inc.                                             3,546              72
Peoples Energy Corp. (b)                                     500              18
PG&E Corp.                                                 4,800             187
Pinnacle West Capital Corp.                                1,200              47
PPL Corp.                                                  5,260             155
Progress Energy, Inc.                                      2,730             120
Public Service Enterprise Group, Inc.                      3,300             211
Sempra Energy                                              3,141             146
TECO Energy, Inc.                                          2,840              46
The AES Corp. *                                            8,800             150
The Southern Co.                                           9,510             312
TXU Corp.                                                  6,844             306
Xcel Energy, Inc.                                          3,809              69
                                                                     -----------
                                                                           4,884

ISSUER                                               FACE AMOUNT        VALUE
RATE, MATURITY DATE                                  ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.3% of net assets

Brown Brothers
  4.25%, 04/03/06                                            405             405

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 1.0% of net assets

SSgA Prime Money Market Portfolio                          1,595           1,595

At March 31, 2006 the tax basis cost of the fund's investments was $182,754, and the unrealized gains and losses were $0 and ($25,172), respectively.

* Non-income producing security

(a) Issuer is affiliated with the fund's adviser

(b) All or portion of security is on loan.

SCHWAB ANNUITY PORTFOLIOS

SCHWAB MARKETTRACK GROWTH PORTFOLIO II(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 38.7%  COMMON STOCK                                      11,271          14,761

 58.9%  OTHER INVESTMENTS                                 17,482          22,478

  2.2%  SHORT-TERM                                           834             834
        INVESTMENT
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                                 29,587          38,073

  0.2%  OTHER ASSETS AND                                                      82
        LIABILITIES
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        38,155

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 38.7% of net assets

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Ford Motor Co.                                             2,398              19
General Motors Corp.                                         650              14
Goodyear Tire & Rubber Co. *                                 300               5
Harley-Davidson, Inc.                                        350              18
Johnson Controls, Inc.                                       240              18
                                                                     -----------
                                                                              74
BANKS 2.9%
--------------------------------------------------------------------------------
AmSouth Bancorp                                              430              12
Bank of America Corp.                                      5,869             267
BB&T Corp.                                                   626              24
Comerica, Inc.                                               200              12
Compass Bancshares, Inc.                                     100               5
Countrywide Financial Corp.                                  660              24
Fannie Mae                                                 1,223              63
Fifth Third Bancorp                                          667              26
First Horizon National Corp.                                 150               6
Freddie Mac                                                  874              53
Golden West Financial Corp.                                  350              24
Huntington Bancshares, Inc.                                  333               8
KeyCorp.                                                     500              18
M&T Bank Corp.                                               101              11
Marshall & Ilsley Corp.                                      196               8
MGIC Investment Corp.                                        100               7
National City Corp.                                          824              29
North Fork Bancorp, Inc.                                     600              17
PNC Financial Services Group, Inc.                           340              23
Regions Financial Corp.                                      595              21
Sovereign Bancorp, Inc.                                      357               8
SunTrust Banks, Inc.                                         420              31
Synovus Financial Corp.                                      325               9
U.S. Bancorp                                               2,295              70
Wachovia Corp.                                             2,187             123
Washington Mutual, Inc.                                    1,190              51
Wells Fargo & Co.                                          2,082             133
Zions Bancorp                                                100               8
                                                                     -----------
                                                                           1,091
CAPITAL GOODS 3.5%
--------------------------------------------------------------------------------
3M Co.                                                       925              70
American Power Conversion Corp.                               72               2
American Standard Cos., Inc.                                 207               9
Caterpillar, Inc.                                            800              57
Cooper Industries Ltd., Class A                              100               9
Crane Co.                                                    100               4
Cummins, Inc.                                                 50               5
Danaher Corp.                                                350              22
Deere & Co.                                                  350              28
Dover Corp.                                                  460              22
Eaton Corp.                                                  173              13
Emerson Electric Co.                                         500              42
Fluor Corp.                                                  100               9
General Dynamics Corp.                                       500              32
General Electric Co.                                      13,320             463
Goodrich Corp.                                               100               4
Honeywell International, Inc.                              1,187              51
Illinois Tool Works, Inc.                                    259              25
Ingersoll-Rand Co., Class A                                  400              17
ITT Industries, Inc.                                         200              11
L-3 Communications Holdings, Inc.                            100               9
Lockheed Martin Corp.                                        540              41
Masco Corp.                                                  500              16
Navistar International Corp. *                                78               2
Northrop Grumman Corp.                                       428              29
Paccar, Inc.                                                 187              13
Pall Corp.                                                   100               3
Parker Hannifin Corp.                                        150              12
Power-One, Inc. *                                            226               2

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Raytheon Co.                                                 500              23
Rockwell Automation, Inc.                                    200              14
Rockwell Collins, Inc.                                       200              11
Textron, Inc.                                                150              14
The Boeing Co.                                             1,038              81
Thomas & Betts Corp. *                                        80               4
Tyco International Ltd.                                    2,544              68
United Technologies Corp.                                  1,260              73
W.W. Grainger, Inc.                                          100               8
                                                                     -----------
                                                                           1,318
COMMERCIAL SERVICES & SUPPLIES 0.3%
--------------------------------------------------------------------------------
Acco Brands Corp. *                                           41               1
Allied Waste Industries, Inc. *                              200               2
Apollo Group, Inc., Class A *                                127               7
Avery Dennison Corp.                                         150               9
Cendant Corp.                                              1,390              24
Cintas Corp.                                                 103               4
Deluxe Corp.                                                 100               2
Equifax, Inc.                                                375              14
H&R Block, Inc.                                              400               9
Monster Worldwide, Inc. *                                     95               5
PHH Corp. *                                                   59               1
Pitney Bowes, Inc.                                           250              11
R.R. Donnelley & Sons Co.                                    300              10
Robert Half International, Inc.                              200               8
Waste Management, Inc.                                       720              25
                                                                     -----------
                                                                             132
CONSUMER DURABLES & APPAREL 0.5%
--------------------------------------------------------------------------------
Black & Decker Corp.                                         100               9
Brunswick Corp.                                              100               4
Centex Corp.                                                 150               9
Coach, Inc. *                                                600              21
D.R. Horton, Inc.                                            330              11
Eastman Kodak Co.                                            300               9
Fortune Brands, Inc.                                         175              14
Harman International Industries, Inc.                         50               6
Hasbro, Inc.                                                 200               4
Jones Apparel Group, Inc.                                    150               5
KB Home                                                      100               6
Leggett & Platt, Inc.                                        200               5
Lennar Corp., Class A                                        170              10
Liz Claiborne, Inc.                                          100               4
Mattel, Inc.                                                 500               9
Maytag Corp.                                                 102               2
Newell Rubbermaid, Inc.                                      300               8
Nike, Inc., Class B                                          300              26
Pulte Homes, Inc.                                            190               7
Snap-On, Inc.                                                275              10
The Stanley Works                                             53               3
VF Corp.                                                     100               6
Whirlpool Corp.                                              100               9
                                                                     -----------
                                                                             197
CONSUMER SERVICES 0.6%
--------------------------------------------------------------------------------
Carnival Corp.                                               548              26
Darden Restaurants, Inc.                                     150               6
Harrah's Entertainment, Inc.                                 220              17
Hilton Hotels Corp.                                          400              10
International Game Technology                                413              14
Marriott International, Inc., Class A                        194              13
McDonald's Corp.                                           1,850              64
Starbucks Corp. *                                            940              35
Starwood Hotels & Resorts Worldwide, Inc. *                  260              18
Wendy's International, Inc.                                  140               9
YUM! Brands, Inc.                                            320              16
                                                                     -----------
                                                                             228
DIVERSIFIED FINANCIALS 3.2%
--------------------------------------------------------------------------------
American Express Co.                                       1,610              85
Ameriprise Financial, Inc.                                   322              14
Capital One Financial Corp.                                  490              39
CIT Group, Inc.                                              200              11
Citigroup, Inc.                                            6,623             313
E*TRADE Financial Corp. *                                    400              11
Federated Investors, Inc., Class B                           100               4
Franklin Resources, Inc.                                     300              28
Goldman Sachs Group, Inc.                                    562              88
Janus Capital Group, Inc.                                    300               7
JPMorgan Chase & Co.                                       4,586             191
Lehman Brothers Holdings, Inc.                               350              51
Mellon Financial Corp.                                       525              19
Merrill Lynch & Co., Inc.                                  1,150              91
Moody's Corp.                                                350              25
Morgan Stanley                                             1,530              96
Northern Trust Corp.                                         450              24
SLM Corp.                                                    550              28
State Street Corp.                                           400              24
T. Rowe Price Group, Inc.                                    150              12
The Bank of New York Co., Inc.                             1,100              40
The Bear Stearns Cos., Inc.                                  110              15
The Charles Schwab Corp. (a)                               1,304              22
                                                                     -----------
                                                                           1,238
ENERGY 3.7%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                           100              14
Anadarko Petroleum Corp.                                     295              30
Apache Corp.                                                 386              25

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Baker Hughes, Inc.                                           431              30
BJ Services Co.                                              400              14
Burlington Resources, Inc.                                   478              44
Chesapeake Energy Corp.                                      400              13
ChevronTexaco Corp.                                        2,818             163
ConocoPhillips                                             1,810             114
Devon Energy Corp.                                           580              35
El Paso Corp.                                                667               8
EOG Resources, Inc.                                          264              19
Exxon Mobil Corp.                                          7,991             486
Halliburton Co.                                              610              45
Kerr-McGee Corp.                                             100              10
Kinder Morgan, Inc.                                          111              10
Marathon Oil Corp.                                           423              32
Murphy Oil Corp.                                             166               8
Nabors Industries Ltd. *                                     175              13
National-Oilwell Varco, Inc. *                               210              13
Noble Corp.                                                  133              11
Occidental Petroleum Corp.                                   465              43
Rowan Cos., Inc.                                             100               4
Schlumberger Ltd.                                            700              89
Sunoco, Inc.                                                 200              16
Transocean, Inc. *                                           358              29
Valero Energy Corp.                                        1,000              60
Weatherford International, Ltd. *                            340              16
Williams Cos., Inc.                                          674              14
XTO Energy, Inc.                                             400              17
                                                                     -----------
                                                                           1,425
FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Albertson's, Inc.                                            400              10
Costco Wholesale Corp.                                       560              30
CVS Corp.                                                    980              29
Kroger Co. *                                                 900              18
Safeway, Inc.                                                500              13
Supervalu, Inc.                                              175               5
Sysco Corp.                                                  700              23
Wal-Mart Stores, Inc.                                      3,090             146
Walgreen Co.                                               1,213              52
Whole Foods Market, Inc.                                     100               7
Winn-Dixie Stores, Inc. *                                    100              --
                                                                     -----------
                                                                             333
FOOD, BEVERAGE & TOBACCO 1.8%
--------------------------------------------------------------------------------
Altria Group, Inc.                                         2,604             185
Anheuser-Busch Cos., Inc.                                    975              42
Archer-Daniels-Midland Co.                                   774              26
Brown-Forman Corp., Class B                                  105               8
Campbell Soup Co.                                            236               8
Coca-Cola Enterprises, Inc.                                  334               7
ConAgra Foods, Inc.                                          650              14
Constellation Brands, Inc., Class A *                        240               6
General Mills, Inc.                                          450              23
H.J. Heinz Co.                                               400              15
Kellogg Co.                                                  303              13
McCormick & Co., Inc.                                        140               5
Molson Coors Brewing Co., Class B                             25               2
PepsiCo, Inc.                                              2,097             121
Reynolds American, Inc.                                      200              21
Sara Lee Corp.                                               900              16
The Coca-Cola Co.                                          2,825             118
The Hershey Co.                                              172               9
The Pepsi Bottling Group, Inc.                               312               9
Tyson Foods, Inc., Class A                                    99               1
UST, Inc.                                                    200               8
Wm. Wrigley Jr. Co.                                          182              12
                                                                     -----------
                                                                             669
HEALTH CARE EQUIPMENT & SERVICES 1.9%
--------------------------------------------------------------------------------
Aetna, Inc.                                                  800              39
AmerisourceBergen Corp.                                      300              15
Barr Pharmaceuticals, Inc. *                                  50               3
Bausch & Lomb, Inc.                                          100               6
Baxter International, Inc.                                   725              28
Becton Dickinson & Co.                                       300              18
Biomet, Inc.                                                 230               8
Boston Scientific Corp. *                                    746              17
C.R. Bard, Inc.                                              100               7
Cardinal Health, Inc.                                        525              39
Caremark Rx, Inc. *                                          535              26
CIGNA Corp.                                                  175              23
Coventry Health Care, Inc. *                                 300              16
Express Scripts, Inc. *                                      200              18
Fisher Scientific International, Inc. *                      100               7
Guidant Corp.                                                420              33
HCA, Inc.                                                    400              18
Health Management Associates, Inc., Class A                  300               6
Hospira, Inc. *                                              186               7
Humana, Inc. *                                               200              11
IMS Health, Inc.                                             500              13
Laboratory Corp. of America Holdings *                       200              12
Manor Care, Inc.                                             100               4
McKesson Corp.                                               374              20
Medco Health Solutions, Inc. *                               337              19

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Medtronic, Inc.                                            1,492              76
Millipore Corp. *                                             52               4
Patterson Cos., Inc. *                                       100               4
PerkinElmer, Inc.                                            118               3
Quest Diagnostics                                            278              14
Stryker Corp.                                                347              15
Tenet Healthcare Corp. *                                     450               3
Thermo Electron Corp. *                                      175               7
UnitedHealth Group, Inc.                                   1,720              96
Waters Corp. *                                               350              15
WellPoint, Inc. *                                            900              70
Zimmer Holdings, Inc. *                                      275              19
                                                                     -----------
                                                                             739
HOUSEHOLD & PERSONAL PRODUCTS 1.0%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                   52               2
Avon Products, Inc.                                          540              17
Clorox Co.                                                   250              15
Colgate-Palmolive Co.                                        650              37
Kimberly-Clark Corp.                                         557              32
Procter & Gamble Co.                                       4,348             251
St. Jude Medical, Inc. *                                     400              16
The Estee Lauder Cos., Inc., Class A                         100               4
                                                                     -----------
                                                                             374
INSURANCE 1.8%
--------------------------------------------------------------------------------
ACE Ltd.                                                     340              18
AFLAC, Inc.                                                  600              27
AMBAC Financial Group, Inc.                                  123              10
American International Group, Inc.                         3,406             225
AON Corp.                                                    325              14
Chubb Corp.                                                  240              23
Cincinnati Financial Corp.                                   220               9
Genworth Financial, Inc., Class A                            300              10
Hartford Financial Services Group, Inc.                      340              27
Jefferson-Pilot Corp.                                        175              10
Lincoln National Corp.                                       200              11
Loews Corp.                                                  200              20
Marsh & McLennan Cos., Inc.                                  625              18
MBIA, Inc.                                                   150               9
Metlife, Inc.                                                915              44
Principal Financial Group, Inc.                              581              28
Prudential Financial, Inc.                                   650              49
Safeco Corp.                                                 150               8
The Allstate Corp.                                           840              44
The Progressive Corp.                                        240              25
The St. Paul Travelers Cos., Inc.                            797              33
Torchmark Corp.                                              350              20
UnumProvident Corp.                                          323               7
XL Capital Ltd., Class A                                     155              10
                                                                     -----------
                                                                             699
MATERIALS 1.1%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                               279              17
Alcoa, Inc.                                                1,029              31
Allegheny Technologies, Inc.                                 128               6
Ashland, Inc.                                                104               5
Ball Corp.                                                   137               5
Bemis Co.                                                    128               3
Chemtura Corp.                                               251               3
E.I. du Pont de Nemours & Co.                              1,198              49
Eastman Chemical Co.                                         128               5
Ecolab, Inc.                                                 304              10
Engelhard Corp.                                              156               5
Freeport-McMoran Copper & Gold, Inc., Class B *              229              12
Hercules, Inc. *                                             128               1
International Flavors & Fragrances, Inc.                     128               3
International Paper Co.                                      599              20
Louisiana-Pacific Corp.                                      128               3
MeadWestvaco Corp.                                           226               5
Monsanto Co.                                                 343              27
Neenah Paper, Inc.                                            46               1
Newmont Mining Corp.                                         529              26
Nucor Corp.                                                  368              35
Pactiv Corp. *                                               229               5
Phelps Dodge Corp.                                           229              16
PPG Industries, Inc.                                         229              13
Praxair, Inc.                                                429              22
Rohm & Haas Co.                                              329              15
Sealed Air Corp.                                             131               6
Sigma-Aldrich Corp.                                           67               3
Temple-Inland, Inc.                                          128               4
The Dow Chemical Co.                                       1,202              48
Tronox, Inc., Class B *                                       49              --
United States Steel Corp.                                    128               6
Vulcan Materials Co.                                         128               9
Weyerhaeuser Co.                                             279              18
Worthington Industries, Inc.                                 128               2
                                                                     -----------
                                                                             439
MEDIA 1.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                           996              24
Clear Channel Communications, Inc.                           579              17
Comcast Corp., Class A *                                   2,630              69
Dow Jones & Co., Inc.                                        100               4
Gannett Co., Inc.                                            255              15
Interpublic Group of Cos., Inc. *                            500               5

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF        VALUE
SECURITY                                               SHARES       ($ X 1,000)
Knight-Ridder, Inc.                                          42               3
McGraw-Hill Cos., Inc.                                      450              26
Meredith Corp.                                               50               3
New York Times Co., Class A                                  74               2
News Corp., Inc., Class A                                 2,955              49
Omnicom Group, Inc.                                         220              18
The E.W. Scripps Co., Class A                               100               4
The Walt Disney Co.                                       2,630              73
Time Warner, Inc.                                         6,100             102
Tribune Co.                                                 299               8
Univision Communications, Inc., Class A *                   254               9
Viacom, Inc., Class B *                                     996              39
                                                                    -----------
                                                                            470
PHARMACEUTICALS & BIOTECHNOLOGY 3.1%
-------------------------------------------------------------------------------
Abbott Laboratories                                       1,960              83
Allergan, Inc.                                              150              16
Amgen, Inc. *                                             1,533             112
Applied Biosystems Group -- Applera Corp.                   200               5
Biogen Idec, Inc. *                                         380              18
Bristol-Myers Squibb Co.                                  2,385              59
Chiron Corp. *                                              200               9
Eli Lilly & Co.                                           1,437              80
Forest Laboratories, Inc. *                                 383              17
Genzyme Corp. *                                             450              30
Gilead Sciences, Inc. *                                     650              41
Johnson & Johnson                                         3,836             227
King Pharmaceuticals, Inc. *                                233               4
MedImmune, Inc. *                                           300              11
Merck & Co., Inc.                                         2,850             100
Mylan Laboratories, Inc.                                    300               7
Pfizer, Inc.                                              9,659             241
Schering-Plough Corp.                                     1,900              36
Watson Pharmaceuticals, Inc. *                              100               3
Wyeth                                                     1,676              81
                                                                    -----------
                                                                          1,180
REAL ESTATE 0.3%
-------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A              100               5
Archstone-Smith Trust                                       200              10
Equity Office Properties Trust                              500              17
Equity Residential                                          300              14
Plum Creek Timber Co., Inc.                                 200               7
ProLogis                                                    308              16
Public Storage, Inc.                                        105               9
Simon Property Group, Inc.                                  240              20
Vornado Realty Trust                                        150              14
                                                                    -----------
                                                                            112
RETAILING 1.5%
-------------------------------------------------------------------------------
Amazon.com, Inc. *                                          200               7
AutoNation, Inc. *                                          300               6
AutoZone, Inc. *                                             39               4
Bed, Bath & Beyond, Inc. *                                  350              13
Best Buy Co., Inc.                                          517              29
Big Lots, Inc. *                                             88               1
Circuit City Stores, Inc.                                   200               5
Dillards, Inc., Class A                                     100               3
Dollar General Corp.                                        395               7
eBay, Inc. *                                              1,468              57
Family Dollar Stores, Inc.                                  200               5
Federated Department Stores, Inc.                           309              23
Genuine Parts Co.                                           200               9
Home Depot, Inc.                                          2,612             111
J.C. Penney Co., Inc. Holding Co.                           300              18
Kohl's Corp. *                                              400              21
Limited Brands, Inc.                                        313               8
Lowe's Cos., Inc.                                           940              61
Nordstrom, Inc.                                             400              16
Office Depot, Inc. *                                        325              12
OfficeMax, Inc.                                              75               2
RadioShack Corp.                                             11              --
Sears Holdings Corp. *                                       94              12
Staples, Inc.                                               900              23
Target Corp.                                              1,090              57
The Gap, Inc.                                             1,037              19
The Sherwin-Williams Co.                                    120               6
Tiffany & Co.                                               150               6
TJX Cos., Inc.                                              600              15
                                                                    -----------
                                                                            556
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
-------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                              400              13
Altera Corp. *                                              464              10
Analog Devices, Inc.                                        450              17
Applied Materials, Inc.                                   2,200              38
Applied Micro Circuits Corp. *                              221               1
Broadcom Corp., Class A *                                   532              23
Freescale Semiconductor, Inc., Class B *                    600              17
Intel Corp.                                               7,467             144
KLA-Tencor Corp.                                            240              12
Linear Technology Corp.                                     600              21
LSI Logic Corp. *                                           600               7
Maxim Integrated Products, Inc.                             400              15

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Micron Technology, Inc. *                                    850              12
National Semiconductor Corp.                                 400              11
Novellus Systems, Inc. *                                     175               4
Nvidia Corp. *                                               200              11
PMC -- Sierra, Inc. *                                        400               5
Teradyne, Inc. *                                             200               3
Texas Instruments, Inc.                                    2,050              67
Xilinx, Inc.                                                 375              10
                                                                     -----------
                                                                             441
SOFTWARE & SERVICES 1.9%
--------------------------------------------------------------------------------
Adobe Systems, Inc. *                                        500              17
Affiliated Computer Services, Inc., Class A *                203              12
Autodesk, Inc. *                                             400              15
Automatic Data Processing, Inc.                              700              32
BMC Software, Inc. *                                         200               4
CA, Inc.                                                     700              19
Citrix Systems, Inc. *                                       175               7
Computer Sciences Corp. *                                    200              11
Compuware Corp. *                                            364               3
Convergys Corp. *                                            137               2
Electronic Arts, Inc. *                                      354              19
Electronic Data Systems Corp.                                750              20
First Data Corp.                                           1,032              48
Fiserv, Inc. *                                               225              10
Intuit, Inc. *                                               244              13
Microsoft Corp.                                           11,566             315
Novell, Inc. *                                               600               5
Oracle Corp. *                                             4,597              63
Parametric Technology Corp. *                                160               3
Paychex, Inc.                                                425              18
Sabre Holdings Corp., Class A                                372               9
Symantec Corp. *                                           1,562              26
Unisys Corp. *                                               350               2
VeriSign, Inc. *                                             200               5
Yahoo! Inc. *                                              1,580              51
                                                                     -----------
                                                                             729
TECHNOLOGY HARDWARE & EQUIPMENT 2.9%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                               100               3
Agilent Technologies, Inc. *                                 566              21
Andrew Corp. *                                               200               2
Apple Computer, Inc. *                                     1,000              63
Avaya, Inc. *                                                513               6
CIENA Corp. *                                                800               4
Cisco Systems, Inc. *                                      8,225             178
Comverse Technology, Inc. *                                  200               5
Corning, Inc. *                                            1,950              53
Dell, Inc. *                                               2,871              85
EMC Corp. *                                                3,150              43
Gateway, Inc. *                                              200              --
Hewlett-Packard Co.                                        3,962             130
International Business Machines Corp.                      2,140             177
Jabil Circuit, Inc. *                                        208               9
JDS Uniphase Corp. *                                       2,154               9
Lexmark International, Inc., Class A *                       150               7
Lucent Technologies, Inc. *                                5,855              18
Molex, Inc.                                                  225               8
Motorola, Inc.                                             3,251              75
NCR Corp. *                                                  200               8
Network Appliance, Inc. *                                    400              14
QLogic Corp. *                                               626              12
Qualcomm, Inc.                                             2,100             106
Sanmina -- SCI Corp. *                                       700               3
Solectron Corp. *                                          1,300               5
Sun Microsystems, Inc. *                                   4,096              21
Symbol Technologies, Inc.                                    298               3
Xerox Corp. *                                              1,300              20
                                                                     -----------
                                                                           1,088
TELECOMMUNICATION SERVICES 1.3%
--------------------------------------------------------------------------------
Alltel Corp.                                                 600              39
AT&T Corp.                                                 4,936             133
BellSouth Corp.                                            2,380              82
CenturyTel, Inc.                                             150               6
Citizens Communications Co.                                  358               5
Qwest Communications International, Inc. *                 2,227              15
Sprint Corp. (FON GROUP)                                   3,778              98
Tektronix, Inc.                                              100               4
Tellabs, Inc. *                                              500               8
Verizon Communications, Inc.                               3,613             123
                                                                     -----------
                                                                             513
TRANSPORTATION 0.7%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                           400              33
CSX Corp.                                                    225              13
Delta Air Lines, Inc. *                                      100              --
FedEx Corp.                                                  350              40
Norfolk Southern Corp.                                       480              26
Ryder Systems, Inc.                                           75               3
Southwest Airlines Co.                                       900              16
Union Pacific Corp.                                          295              28
United Parcel Service, Inc., Class B                       1,369             109
                                                                     -----------
                                                                             268

SCHWAB MARKETTRACK GROWTH PORTFOLIO II

PORTFOLIO HOLDINGS (Unaudited) continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
UTILITIES 1.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                     278               9
Ameren Corp.                                                 200              10
American Electric Power Co., Inc.                            460              16
CenterPoint Energy, Inc.                                     235               3
Cinergy Corp.                                                200               9
CMS Energy Corp. *                                           500               7
Consolidated Edison, Inc.                                    300              13
Constellation Energy Group, Inc.                             200              11
Dominion Resources, Inc.                                     396              27
DTE Energy Co.                                               200               8
Duke Energy Corp. *                                        1,137              33
Dynegy, Inc., Class A *                                      500               2
Edison International                                         400              17
Entergy Corp.                                                250              17
Exelon Corp.                                                 843              45
FirstEnergy Corp.                                            391              19
FPL Group, Inc.                                              499              20
KeySpan Corp.                                                200               8
Nicor, Inc.                                                   32               1
NiSource, Inc.                                               197               4
Peoples Energy Corp.                                          50               2
PG&E Corp.                                                   500              20
Pinnacle West Capital Corp.                                  100               4
PPL Corp.                                                    400              12
Progress Energy, Inc.                                        277              12
Public Service Enterprise Group, Inc.                        300              19
Sempra Energy                                                285              13
TECO Energy, Inc.                                            202               3
The AES Corp. *                                              850              15
The Southern Co.                                             875              29
TXU Corp.                                                    700              31
Xcel Energy, Inc.                                            505               9
                                                                     -----------
                                                                             448

OTHER INVESTMENTS 58.9% of net assets

Schwab International Index Fund, Select Shares (a)       402,675           7,784
Schwab Small-Cap Index Fund, Select Shares (a)           306,412           7,840
Schwab Total Bond Market Fund (a)                        577,136           5,610
Schwab Value Advantage Money Fund, Select Shares (a)   1,243,642           1,244

ISSUER                                               FACE AMOUNT         VALUE
RATE, MATURITY DATE                                 ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 2.2% of net assets

Brown Brothers
  4.25%, 04/03/06                                            834             834

END OF INVESTMENTS.

At 03/31/2006, the tax basis cost of the fund's investments was $34,355 and the unrealized gains and losses were $4,733 and $(1,015), respectively.

* Non-income producing security

(a) Issuer is affiliated with the fund's adviser

SCHWAB ANNUITY PORTFOLIOS

SCHWAB MONEY MARKET PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of March 31, 2006, (Unaudited)

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government agency coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 dates, the maturity shown is the earlier of the next interest change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

                                                     COST              VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)       ($ X 1,000)
-------------------------------------------------------------------------------
 81.7%  U.S. GOVERNMENT
        SECURITIES                                    105,417           105,417

 15.9%  OTHER INVESTMENTS                              20,563            20,563
-------------------------------------------------------------------------------
 97.7%  TOTAL INVESTMENTS                             125,981           125,981

  2.3%  OTHER ASSETS AND
        LIABILITIES                                                       3,001
-------------------------------------------------------------------------------
100.0%  NET ASSETS                                                      128,982

ISSUER                                            FACE AMOUNT          VALUE
RATE, MATURITY DATE                               ($ X 1,000)       ($ X 1,000)
U.S. GOVERNMENT SECURITIES 81.7% of net assets

DISCOUNT NOTES 81.7%
-------------------------------------------------------------------------------
FANNIE MAE
  4.42%, 04/03/06                                       1,262             1,262
  4.51%, 04/03/06                                       1,000             1,000
  4.39%, 04/05/06                                       2,300             2,299
  4.41%, 04/05/06                                       1,000             1,000
  4.43%, 04/05/06                                       1,000             1,000
  4.51%, 04/05/06                                       3,000             2,999
  4.48%, 04/10/06                                       1,791             1,789
  4.52%, 04/12/06                                       1,310             1,309
  4.53%, 04/12/06                                       1,390             1,388
  4.54%, 04/24/06                                       1,000               997
  4.70%, 04/28/06                                       3,000             2,990
  4.58%, 05/03/06                                       1,150             1,146
  4.65%, 05/24/06                                       3,965             3,939
  4.76%, 05/26/06                                       3,000             2,979
  4.84%, 06/30/06                                       1,020             1,008
FEDERAL FARM CREDIT BANK
  4.46%, 04/03/06                                       5,000             5,000
  4.51%, 04/03/06                                       1,045             1,045
  4.49%, 04/10/06                                       3,000             2,997
  4.51%, 04/10/06                                       2,000             1,998
  4.68%, 04/17/06                                       2,100             2,096
  4.70%, 05/26/06                                       1,050             1,043
  4.64%, 05/30/06                                       2,000             1,985
  4.71%, 05/31/06                                       1,304             1,294
  4.79%, 06/28/06                                       1,000               989
FEDERAL HOME LOAN BANK
  4.39%, 04/07/06                                       2,000             1,999
  4.71%, 04/12/06                                       2,500             2,497
  4.53%, 04/13/06                                       1,500             1,498
  4.51%, 04/17/06                                       5,000             4,991
  4.52%, 04/17/06                                       1,303             1,301
  4.56%, 04/19/06                                       2,000             1,996
  4.69%, 04/19/06                                       1,600             1,597
  4.50%, 04/21/06                                       1,000               998
  4.53%, 04/21/06                                       1,400             1,397
  4.54%, 04/21/06                                       3,201             3,194
  4.73%, 05/16/06                                       2,000             1,989
  4.66%, 05/19/06                                       2,000             1,988
  4.75%, 05/24/06                                       1,546             1,536
  4.51%, 06/02/06                                       1,000               993
  4.74%, 06/09/06                                       4,082             4,046
FREDDIE MAC
  4.52%, 04/04/06                                       1,500             1,500
  4.51%, 04/11/06                                       3,000             2,997
  4.52%, 04/11/06                                       2,000             1,998
  4.60%, 04/11/06                                       1,000               999
  4.54%, 04/18/06                                       1,000               998
  4.71%, 05/22/06                                       1,509             1,499
  4.75%, 05/22/06                                       1,697             1,686
  4.67%, 05/23/06                                       4,000             3,974
  4.74%, 05/23/06                                       1,363             1,354
  4.75%, 05/25/06                                       1,015             1,008
  4.67%, 05/30/06                                       1,975             1,961
  4.51%, 06/01/06                                       1,392             1,382
  4.82%, 06/13/06                                       1,300             1,288
  4.86%, 06/29/06                                       2,254             2,228
TENNESSEE VALLEY AUTHORITY
  4.70%, 06/15/06                                       3,000             2,972
                                                                    -----------
                                                                        105,417
                                                                    -----------

SCHWAB MONEY MARKET PORTFOLIO

PORTFOLIO HOLDINGS (Unaudited) continued

                                                    MATURITY
ISSUER                                               AMOUNT            VALUE
RATE, MATURITY DATE                               ($ X 1,000)       ($ X 1,000)
OTHER INVESTMENTS 15.9% of net assets

REPURCHASE AGREEMENTS 15.9%
-------------------------------------------------------------------------------
CREDIT SUISSE FIRST BOSTON,
  L.L.C.
  Tri-Party Repurchase
  Agreement Collateralized by
  U.S. Treasury Securities with a
  value of $20,977 at 4.50%,
  issued 03/31/06, due 04/03/06
                                                       20,571            20,563

END OF INVESTMENTS.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Annuity Portfolios
              -------------------------

By: /s/ Evelyn Dilsaver
    -------------------
    Evelyn Dilsaver
    Chief Executive Officer

Date: May 22, 2006
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Evelyn Dilsaver
    -------------------
    Evelyn Dilsaver
    Chief Executive Officer

Date: May 22, 2006
      ------------

By: /s/ George Pereira
    ------------------
    George Pereira
    Principal Financial Officer

Date: May 22, 2006
      ------------